DEBT (Details Narrative) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Debt Disclosure [Abstract]
Outstanding balance due under convertible note	$ 625,000
Fair value transfers	$ 0	$ 0